Pension Plans (Details) - USD ($) $ in Millions		12 Months Ended
	Mar. 06, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Document Fiscal Year Focus		2015
Change in benefit obligation
Curtailment loss (gain)		$ 15	$ (2)	$ 0
Change in plan assets
Employer contributions		(118)	(122)	(150)
Components on the Consolidated Balance Sheets
Pension benefits asset		623	314
Liability for pension benefits		(279)	(284)
UK Pension Benefits
Change in benefit obligation
Benefit obligation, beginning of year		3,084	2,785
Service cost		32	41	37
Interest cost		102	121	109
Employee contributions		1	2
Actuarial (gain) loss		(77)	390
Curtailment loss (gain)		13	(2)
Benefits paid		(98)	(85)
Foreign currency changes		(165)	(168)
Plan amendments	$ (215)	(215)	0
Benefit obligations, end of year		2,677	3,084	2,785
Change in plan assets
Fair value of plan assets, beginning of year		3,398	3,061
Actual return on plan assets		82	520
Employee contributions		1	2
Employer contributions		103	91
Benefits paid		(98)	(85)
Foreign currency changes		(192)	(191)
Fair value of plan assets, end of year		3,294	3,398	3,061
Funded status at end of year		617	314
Components on the Consolidated Balance Sheets
Pension benefits asset		617	314
Liability for pension benefits		0	0
US Pension Benefits
Change in benefit obligation
Benefit obligation, beginning of year		1,051	864
Service cost		0	0	0
Interest cost		40	40	38
Employee contributions		0	0
Actuarial (gain) loss		(91)	183
Curtailment loss (gain)		0	0
Benefits paid		(38)	(36)
Foreign currency changes		0	0
Plan amendments		0	0
Benefit obligations, end of year		962	1,051	864
Change in plan assets
Fair value of plan assets, beginning of year		806	757
Actual return on plan assets		(19)	65
Employee contributions		0	0
Employer contributions		0	20
Benefits paid		(38)	(36)
Foreign currency changes		0	0
Fair value of plan assets, end of year		749	806	$ 757
Funded status at end of year		(213)	(245)
Components on the Consolidated Balance Sheets
Pension benefits asset		0	0
Liability for pension benefits		$ (213)	$ (245)